Investments (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Realized capital gains and losses by asset type
Realized capital gains and losses	$ 503	$ (827)	$ (583)
Fixed income securities
Realized capital gains and losses by asset type
Realized capital gains and losses	712	(366)	(302)
Equity securities
Realized capital gains and losses by asset type
Realized capital gains and losses	63	153	181
Mortgage loans
Realized capital gains and losses by asset type
Realized capital gains and losses	(27)	(71)	(144)
Limited partnership interests
Realized capital gains and losses by asset type
Realized capital gains and losses	159	57	(446)
Derivatives
Realized capital gains and losses by asset type
Realized capital gains and losses	(397)	(600)	206
Other
Realized capital gains and losses by asset type
Realized capital gains and losses	$ (7)		$ (78)